SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
Segment Disclosures Tables Abstract
Geographic reportable segment

In Thousands of US Dollars
Description	Canada	United States	Europe
Revenues
2019	$1	$90	$24
2018	$1	$276	$22
2017	$5	$197	$21
Property and equipment
December 31, 2019	$–	$25	$–
December 31, 2018	$–	$33	$–
December 31, 2017	$1	$–	$–